Business Segments and Geographic Areas - Additional Information (Detail)	12 Months Ended			0 Months Ended
	Dec. 31, 2013 Revenue [Member]	Dec. 31, 2012 Revenue [Member]	Dec. 31, 2011 Revenue [Member]	Apr. 01, 2014 Subsequent Event [Member] Segment Business	Apr. 01, 2014 Subsequent Event [Member] Business	Apr. 01, 2014 Subsequent Event [Member] Rig Systems [Member] Business	Apr. 01, 2014 Subsequent Event [Member] Rig Aftermarket [Member] Business	Apr. 01, 2014 Subsequent Event [Member] Wellbore Technologies [Member] Business	Apr. 01, 2014 Subsequent Event [Member] Completion & Production Solutions [Member] Business
Segment Reporting Information [Line Items]
Number of reportable segments				4
Number of business units					15	2	1	6	6
Revenue from shipyard customer	11.00%	11.00%	13.00%